Vessels, net, Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated depreciation [Abstract]
Depreciation	$ (2,930)	$ (1,130)	$ (680)
Vessels, net [Abstract]
Beginning balance	26,098
Depreciation	(2,930)	(1,130)	(680)
Ending balance	51,268	26,098
Vessels [Member]
Vessels cost [Abstract]
Beginning balance	29,113	11,066	11,066
Vessels additions		18,047
Recognition of right of use asset under finance lease	28,100
Ending balance	57,213	29,113	11,066
Accumulated depreciation [Abstract]
Beginning balance	(3,015)	(1,885)	(1,205)
Depreciation		(1,130)	(680)
Depreciation / Amortization	(2,930)
Ending balance	(5,945)	(3,015)	(1,885)
Vessels, net [Abstract]
Beginning balance	26,098	9,181	9,861
Vessels additions		18,047
Depreciation		(1,130)	(680)
Depreciation / Amortization	(2,930)
Recognition of right of use asset under finance lease	28,100
Ending balance	$ 51,268	$ 26,098	$ 9,181